UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1101 Wilson Blvd.
         Suite 2300
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert C. Hancock
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert C. Hancock     Arlington, VA     May 13, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     63

Form13F Information Table Value Total:     $ 16,122,013(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER              VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD ADR		       ADR		000375204    24751   1023200 SH 	SOLE                973200	  0    50000
ALEXION PHARMACEUTICALS INC    COM		015351109   419672   4252862 SH         SOLE		   2801762	  0  1451100
ALIMERA SCIENCES INC	       COM		016259103      648     83025 SH 	SOLE		      2625	  0    80400
ALLERGAN		       COM		018490102   601427   8468422 SH 	SOLE		   5765900	  0  2702522
AMAZON.COM		       COM		023135106  1192768   6621709 SH 	SOLE		   4533906	  0  2087803
ANSYS INC		       COM		03662Q105     2188     40380 SH 	SOLE		       380	  0    40000
APPLE			       COM		037833100  1018130   2921395 SH         SOLE		   1974587	  0   946808
ARM HOLDINGS PLC - ADR	       ADR		042068106     4848    172100 SH 	SOLE		      1600	  0   170500
ASML ADR		       ADR		N07059186   390127   8766891 SH 	SOLE		   6083966	  0  2682925
ATHENAHEALTH, INC	       COM		04685W103     6052    134100 SH 	SOLE		      2500	  0   131600
BIOMARIN PHARMS		       COM		09061G101     4823    191925 SH 	SOLE		      6025	  0   185900
C H ROBINSON WORLDWIDE, INC.   COM		12541W209   268768   3625626 SH 	SOLE		   2425184	  0  1200442
CELGENE			       COM		151020104     1655     28750 SH 	SOLE		       850	  0    27900
CHARLES SCHWAB		       COM	        808513105   486076  26959269 SH 	SOLE	       	  18732808	  0  8226461
CISCO SYSTEMS		       COM	        17275R102      240     14000 SH 	SOLE		      7500	  0	6500
COMPLETE GENOMICS INC	       COM	        20454K104      344     38125 SH		SOLE   		      1196	  0    36929
CONCUR TECHNOLOGIES INC	       COM       	206708109     2296     41400 SH 	SOLE		       400	  0    41000
CREE INC.		       COM	        225447101   255596   5537176 SH 	SOLE		   3775823	  0  1761353
DENDREON		       COM	        24823Q107     2214     59150 SH 	SOLE		      1850	  0    57300
DEXCOM INC		       COM	        252131107     2006    129225 SH 	SOLE		      4025	  0   125200
EDWARDS LIFESCIENCES CORP      COM	        28176E108     3034     34870 SH 	SOLE		      1070	  0    33800
F5 NETWORKS INC		       COM	        315616102   431413   4206037 SH 	SOLE		   2792695	  0  1413342
FLIR SYSTEMS INC	       COM	        302445101     4978    143840 SH 	SOLE		      1340	  0   142500
FMC TECHNOLOGIES	       COM	        30249U101   514758   5448330 SH 	SOLE		   3765250	  0  1683080
GOOGLE			       CL A	        38259P508   733069   1249350 SH 	SOLE		    850494	  0   398856
HEARTWARE INTERNATIONAL INC    COM	        422368100     3104     36300 SH 	SOLE		      1150	  0    35150
HUMAN GENOME SCIENCES	       COM	        444903108     1742     63475 SH 	SOLE		      1975	  0    61500
ILLUMINA INC		       COM	        452327109   644591   9199239 SH 	SOLE		   6089259	  0  3109980
INCYTE CORPORATION	       COM	        45337C102     1202     75850 SH 	SOLE   		      2350	  0    73500
INTERCONTINENTAL EXCHANGE      COM	        45865V100   493684   3996149 SH		SOLE		   2750936        0  1245213
INTUITIVE SURGICAL	       COM	        46120E602   634883   1903927 SH 	SOLE		   1313365	  0   590562
IPG PHOTONICS CORP	       COM	        44980X109     3784     65610 SH 	SOLE		       610	  0    65000
LAS VEGAS SANDS		       COM		517834107   383366   9080207 SH 	SOLE		   6308281	  0  2771926
LONGTOP FINANCIAL ADR	       ADR		54318P108     2777     88375 SH 	SOLE		       825	  0    87550
MERCADOLIBRE		       ADR		58733R102    35717    437550 SH 	SOLE		    389050	  0    48500
MINDRAY MEDICAL INTL ADR       ADR		602675100    23607    936775 SH 	SOLE		    809575	  0   127200
MOMENTA PHARMACEUTICALS INC    COM		60877T100      774     48825 SH 	SOLE		      1525	  0    47300
NATIONAL OILWELL VARCO	       COM		637071101   736543   9291577 SH 	SOLE		   6556253	  0  2735324
NETFLIX INC		       COM		64110L106   352986   1484508 SH 	SOLE		    982272	  0   502236
NETSUITE INC		       COM		64118Q107     2318     79700 SH 	SOLE		       700	  0    79000
NEW ORIENTAL EDUCATION ADR     ADR		647581107    36232    362065 SH 	SOLE		    347065	  0    15000
NIKE			       COM		654106103   437997   5785960 SH 	SOLE		   4002271	  0  1783689
NUVASIVE		       COM		670704105     3289    129900 SH 	SOLE		      4600	  0   125300
NXSTAGE MEDICAL INC	       COM		67072V103     1242     56500 SH 	SOLE		      1800	  0    54700
OPENTABLE INC		       COM		68372A104    58860    553453 SH 	SOLE		    339579	  0   213874
PRAXAIR, INC.		       COM		74005P104   313372   3084370 SH 	SOLE		   2172923	  0   911447
PRICELINE.COM INC	       COM		741503403   212802    420191 SH 	SOLE		    277456	  0   142735
QUALCOMM		       COM		747525103  1009867  18418143 SH 	SOLE		  12720487	  0  5697656
REGENERON PHARMACEUTICALS      COM		75886F107     1861     41400 SH 	SOLE		      1300	  0    40100
SALESFORCE.COM		       COM		79466L302  1127575   8441199 SH 	SOLE		   5782313	  0  2658886
SCHLUMBERGER		       COM		806857108   765900   8212528 SH 	SOLE		   5765550	  0  2446978
SEATTLE GENETICS INC	       COM		812578102     1478     94925 SH 	SOLE		      3025	  0    91900
SOUTHWESTERN ENERGY COMPANY    COM		845467109   285217   6637589 SH 	SOLE		   4445079	  0  2192510
STARBUCKS		       COM		855244109   449620  12168329 SH 	SOLE		   8168815	  0  3999514
TAIWAN SEMICONDUCTOR MFG ADS   ADR		874039100    20609   1692005 SH 	SOLE		   1433605	  0   258400
VARIAN MEDICAL SYSTEMS	       COM		92220P105   407873   6030053 SH 	SOLE		   3988782	  0  2041271
VEECO INSTRUMENTS INC	       COM		922417100     2979     58590 SH 	SOLE		       590	  0    58000
VERTEX PHARMS		       COM		92532F100     1624     33875 SH 	SOLE		      1075	  0    32800
VISA INC		       COM		92826C839   942596  12803530 SH 	SOLE		   8797068	  0  4006462
VIVUS INC	  	       COM		928551100      617     99725 SH 	SOLE		      3125	  0    96600
VOLCANO CORP		       COM		928645100     1036     40450 SH 	SOLE		      1250	  0    39200
WEBMD HEALTH CORP.	       COM		94770V102     2261     42325 SH 	SOLE	              1325	  0    41000
WW GRAINGER INC		       COM		384802104   344147   2499612 SH 	SOLE		   1680955	  0   818657




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